Financial Instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments
Financial Instruments
10.	Financial Instruments

The following is a summary of the Company’s risk management strategies and the effect of these strategies on the Company’s condensed consolidated financial statements.

Interest Rate Risk: Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates.

Foreign Currency Risk: In April 2026, the Company acquired an equity investment in Yoda PLC (Note 5), which is denominated in Euro (“EUR”). This investment is measured at fair value through net income and its USD carrying value is subject to EUR/USD exchange rate fluctuations. The Company has not entered into any hedging instruments with respect to this exposure.

Concentration of Credit Risk: Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, cash equivalents and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Credit risk with respect to trade accounts receivable is generally managed by the selection of customers among the major liner companies in the world and their dispersion across many geographic areas.

Fair Value: The carrying amounts reflected in the accompanying condensed consolidated balance sheets of financial assets and liabilities (excluding long-term bank loans and certain other non-current assets) approximate their respective fair values due to the short maturity of these instruments. The fair values of long-term floating rate bank loans approximate the recorded values, generally due to their variable interest rates. The fair value of senior unsecured notes is measured based on quoted market prices. The fair value of marketable securities is measured based on the closing price of the securities on a stock exchange.

a. Interest Rate Swap Hedges

The Company currently has no outstanding interest rate swaps agreements. However, in the past years, the Company entered into interest rate swap agreements with its lenders in order to manage its floating rate exposure. Certain variable-rate interests on specific borrowings were associated with vessels under construction and were capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts related to realized gains or losses on cash flow hedges that have been entered into and qualified for hedge accounting, in order to hedge the variability of that interest, were recognized in accumulated other comprehensive loss and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt. An amount of $1.8 million was reclassified into earnings for the six months ended June 30, 2026 and 2025, representing its amortization over the depreciable life of the vessels. An amount of $3.6 million is expected to be reclassified into earnings within the next 12 months.

b. Fair Value of Financial Instruments

The Company determines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy.

Level I: Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2026 and December 31, 2025.

10.	Financial Instruments (Continued)

b. Fair Value of Financial Instruments (Continued)

The estimated fair values of the Company’s financial instruments are as follows (in thousands of US$):

		As of June 30, 2026		As of December 31, 2025
	Balance Sheet Location	Book Value	Fair Value	Book Value	Fair Value

		(in ‘000s of US$)
ASSETS
Cash and cash equivalents	Cash and cash equivalents	$1,008,268	$1,008,268	$1,037,292	$1,037,292
Marketable securities	Investments, Current	$223,176	$223,176	$120,244	$120,244
LIABILITIES
Secured long-term debt, including current portion (1)	Current portion of long-term debt, net & Long-term debt, net	$732,725	$732,725	$415,016	$415,016
Unsecured long-term debt (1)	Current portion of long-term debt, net & Long-term debt, net	$500,000	$518,125	$762,766	$782,269

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2026 (in thousands of US$):

		Fair Value Measurements as of June 30, 2026
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Marketable securities	Investments, Current	$223,176	$223,176	$—	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2026 (in thousands of US$):

		Fair Value Measurements as of June 30, 2026
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Cash and cash equivalents	Cash and cash equivalents	$1,008,268	$1,008,268	$—	$—
LIABILITIES
Secured long-term debt, including current portion (1)	Current portion of long-term debt, net & Long-term debt, net	$732,725	$—	$732,725	$—
Unsecured long-term debt (1)	Long-term debt, net	$518,125	$518,125	$—	$—

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2025 (in thousands of US$):

		Fair Value Measurements as of December 31, 2025
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Marketable securities	Investments, Current	$120,244	$120,244	$—	$—

10.	Financial Instruments (Continued)

b. Fair Value of Financial Instruments (Continued)

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2025 (in thousands of US$):

		Fair Value Measurements as of December 31, 2025
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Cash and cash equivalents	Cash and cash equivalents	$1,037,292	$1,037,292	$—	$—
LIABILITIES
Secured long-term debt, including current portion (1)	Current portion of long-term debt, net & Long-term debt, net	$415,016	$—	$415,016	$—
Unsecured long-term debt (1)	Current portion of long-term debt, net & Long-term debt, net	$782,269	$782,269	$—	$—
(1)	Secured and unsecured long-term debt, including current portion is presented gross of deferred finance costs and debt discount of $22.0 million and $22.7 million (current and non current portions) as of June 30, 2026 and December 31, 2025, respectively. The fair value of the Company’s secured debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities.